PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023

Construction in progress	$12,887,415	$12,852,415
Additions	-	35,000
Construction in progress	$12,887,415	$12,887,415